Equity Incentive Plan - 20F (Details) $ / shares in Units, $ in Thousands								9 Months Ended		12 Months Ended
	Jan. 08, 2016	Oct. 01, 2015 $ / shares shares	Jan. 10, 2014 shares	Jan. 10, 2013 shares	Jan. 10, 2012 shares	Jun. 24, 2011	Feb. 16, 2011 Director $ / shares shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Jul. 02, 2015 shares	May 31, 2012 shares	Jan. 12, 2011 shares
Equity Incentive Plan [Abstract]
Shares of common stock reserved for issuance (in shares)													856,667	583,334	8,750,000
Common stock, reverse split ratio	0.2
Unrecognized cost for non-vested shares | $								$ 374		$ 521	$ 0
Subsequent Event [Member]
Equity Incentive Plan [Abstract]
Common stock, reverse split ratio	0.2
Equity Incentive Plan [Member]
Equity Incentive Plan [Abstract]
Common stock, reverse split ratio						0.0666667
Equity Incentive Plan [Member] | Restricted Stock [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		189,000					666
Number of executive directors receiving grants of shares | Director							2
Fair value of equity incentive plan per share (in dollars per share) | $ / shares		$ 3.70					$ 66.40
Shares vested (in shares)			219	222	223
Equity Incentive Plan [Member] | Restricted Stock [Member] | Executive Directors [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		36,000					533
Vesting period										3 years
Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member]
Equity Incentive Plan [Abstract]
Shares granted (in shares)		153,000					133
Vesting period										3 years
Shares vested (in shares)		25,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2016 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)										33,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2017 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)										44,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Certain Other Employees [Member] | Vesting October 1, 2018 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)										51,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member]
Equity Incentive Plan [Abstract]
Vesting period										2 years
Shares vested (in shares)		12,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member] | Vesting October 1, 2016 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)										12,000
Equity Incentive Plan [Member] | Restricted Stock [Member] | Board of Directors [Member] | Vesting October 1, 2017 [Member]
Equity Incentive Plan [Abstract]
Shares outstanding (in shares)										12,000
General and Administrative Expense [Member]
Equity Incentive Plan [Abstract]
Share-based compensation expense | $								$ 119	$ 0	$ 178	$ 0	$ 15